Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2023
Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidating Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group [Abstract]
Summary of Balance Sheet of Variable Interest Entity
The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries included in the consolidating financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Assets
Cash and cash equivalents	3,781	4,838	681
Short-term investments, net	4,650	5,055	712
Accounts receivable, net	8,408	7,642	1,076
Others	8,487	8,286	1,167

Total current assets	25,326	25,821	3,636

Fixed assets, net	7,624	9,084	1,279
Intangible assets, net	1,209	835	118
Licensed copyrights, net	1,952	1,951	275
Produced content, net	12,534	12,349	1,739
Long-term investments, net	18,157	17,428	2,455
Long-term time deposits and held-to-maturity investments	300	330	46
Operating lease right-of-use assets	5,460	6,241	879
Others	10,829	11,266	1,587

Total non-current assets	58,065	59,484	8,378

Total	83,391	85,305	12,014

Liabilities
Accounts payable and accrued liabilities	15,749	16,385	2,308
Customer deposits and deferred revenue	7,387	8,007	1,128
Operating lease liabilities	2,554	2,883	406
Others	4,678	6,781	955

Total current third-party liabilities	30,368	34,056	4,797

Operating lease liabilities	4,565	4,920	693
Others	2,098	1,833	258

Total non-current third-party liabilities	6,663	6,753	951

Amounts due to the other entities within Baidu (1)	18,743	13,985	1,970

Total	55,774	54,794	7,718

Note:
(1)	It represents the elimination of intercompany balances among Baidu, Inc., its subsidiaries and the VIEs and VIEs’ subsidiaries.

Summary of Income Statement and Cash Flow of Variable Interest Entity

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	61,380	62,121	67,001	9,437
Net (loss) income	(220)	212	4,202	592
Net cash provided by operating activities	4,121	2,938	5,328	750
Net cash used in investing activities	(7,551)	(1,898)	(2,381)	(335)
Net cash provided by/(used in) financing activities	3,999	(64)	(1,998)	(281)